Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Written off of intangible assets	$ 73,719		$ 1,193,246	$ 4,541,074	$ 3,105,507
Covering period				3 years
Discount rate applied in the cash flow projections				18.00%
Impairment loss			$ 4,541,074		$ 3,105,507